Income Taxes - Net Operating Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NOL Carryforwards
State NOL carryforwards - Tax effected amount	$ (20,828)	$ (20,828)
Less valuation allowance for operating loss carryforwards - Gross Amount	490,151
Deferred Tax Assets, Valuation Allowance	20,828	$ 20,828
Total credits and NOL carryforwards - Gross amount	0
Total credits and NOL carryforwards - Tax effected amount	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	0
Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	(490,151)
State NOL carryforwards - Tax effected amount	(20,828)
Expires 2023 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	(6,108)
State NOL carryforwards - Tax effected amount	$ (260)
NOL - Expiration	Dec. 31, 2023
Expires 2024 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (17,860)
State NOL carryforwards - Tax effected amount	$ (760)
NOL - Expiration	Dec. 31, 2024
Expires 2026 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (522)
State NOL carryforwards - Tax effected amount	$ (22)
NOL - Expiration	Dec. 31, 2026
Expires 2027 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (32,417)
State NOL carryforwards - Tax effected amount	$ (1,380)
NOL - Expiration	Dec. 31, 2027
Expires 2028 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (59,019)
State NOL carryforwards - Tax effected amount	$ (2,512)
NOL - Expiration	Dec. 31, 2028
Expires 2029 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (102,088)
State NOL carryforwards - Tax effected amount	$ (4,345)
NOL - Expiration	Dec. 31, 2029
Expires 2030 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (137,669)
State NOL carryforwards - Tax effected amount	$ (5,860)
NOL - Expiration	Dec. 31, 2030
Expires 2031 [Member] | Virginia and Maryland [Member]
NOL Carryforwards
State NOL carryforwards - Gross amount	$ (134,468)
State NOL carryforwards - Tax effected amount	$ (5,689)
NOL - Expiration	Dec. 31, 2031